Balances and Transactions with Related Parties - Information about Related Party (Detail) - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
MINEM [Member] | Injection Of Natural Gas Scheme [Member]
Disclosure of transactions between related parties [line items]
Credit (liabilities)	[1]	$ 13,417	$ 10,881	$ 9,859
Income / (Costs)	[1]	12,840	16,757	12,345
MINEM [Member] | Crude Oil Production Incentive Program [Member]
Disclosure of transactions between related parties [line items]
Credit (liabilities)	[2]			1,988
Income / (Costs)	[2]			1,988
MINEM [Member] | Propane Gas Supply Agreement [Member]
Disclosure of transactions between related parties [line items]
Credit (liabilities)	[3]	190	129	207
Income / (Costs)	[3]	191	93	84
MINEM [Member] | Bottle To Bottle Program [Member]
Disclosure of transactions between related parties [line items]
Credit (liabilities)	[4]	162	142	91
Income / (Costs)	[4]	119	132	123
MINEM [Member] | Metrogas [member]
Disclosure of transactions between related parties [line items]
Credit (liabilities)	[5]		759	149
Income / (Costs)	[5]		759	711
Ministry of Transport [Member]
Disclosure of transactions between related parties [line items]
Credit (liabilities)	[6]	840	1,152	412
Income / (Costs)	[6]	5,402	5,658	3,746
Secretariat of Industry [Member]
Disclosure of transactions between related parties [line items]
Credit (liabilities)	[7]	24	378	27
Income / (Costs)	[7]	188	422	621
CAMMESA [Member]
Disclosure of transactions between related parties [line items]
Credit (liabilities)	[8]	4,444	3,782	2,156
Income / (Costs)	[8]	17,569	20,934	12,079
CAMMESA [Member]
Disclosure of transactions between related parties [line items]
Credit (liabilities)	[9]	(316)	(170)	(196)
Income / (Costs)	[9]	(2,090)	(2,189)	(1,460)
Enarsa [Member]
Disclosure of transactions between related parties [line items]
Credit (liabilities)	[10]	698	727	758
Income / (Costs)	[10]	2,920	2,541	1,635
Enarsa [Member]
Disclosure of transactions between related parties [line items]
Credit (liabilities)	[11]	(1,591)	(1,357)	(893)
Income / (Costs)	[11]	(214)	(955)	(1,141)
Aerolineas Argentinas SA and Austral Lineas Aereas Cielos del Sur SA [Member]
Disclosure of transactions between related parties [line items]
Credit (liabilities)	[12]	946	364	255
Income / (Costs)	[12]	4,300	3,066	2,178
Aerolineas Argentinas Sa And Austral Lineas Aereas Cielos Del Sur Sa [Member]
Disclosure of transactions between related parties [line items]
Credit (liabilities)	[13]		(2)
Income / (Costs)	[13]	$ (28)	$ (14)	$ (1)

[1]	The benefits of the incentive scheme for the Additional Injection of natural gas.
[2]	Benefits for the crude oil production incentive program.
[3]	Benefits for the propane gas supply agreement for undiluted propane gas distribution networks.
[4]	Benefits for the bottle-to-bottle program.
[5]	Temporary economic assistance to Metrogas.
[6]	The compensation for providing gas oil to public transport of passengers at a differential price.
[7]	Incentive for domestic manufacturing of capital goods, for the benefit of AESA.
[8]	The provision of fuel oil and natural gas, and electric power generation.
[9]	Purchases of energy.
[10]	Rendering of regasification service in the regasification projects of liquefied natural gas in Escobar and Bahía Blanca.
[11]	The purchase of natural gas and crude oil.
[12]	The provision of jet fuel.
[13]	The purchase of miles for the YPF Serviclub program